OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Disclosure Of Other Equity Instruments [text block]
	2017 £m	2016 £m	2015 £m
At 1 January and 31 December	5,355	5,355	5,355